CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of royalties payable

	2025	2024

Balance as of January 1,	$7,096	$7,085
Grants received during the year	-	-
Royalties paid during the year	(1,383)	(1,108)
Amounts carried to profit and loss	995	1,119

Balance as of December 31,	$6,708	$7,096

Current maturities in respect of government grants	$1,679	$1,293
Non-current liability in respect of government grants	$5,029	$5,803